Apr. 01, 2021
(Multimanager Lifestyle Aggressive Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Aggressive Portfolio)
The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. The fund’s custom blended benchmark (the “John Hancock Lifestyle Aggressive Index”) comprises 44.1% of the S&P 500 Index, 16.2% of the MSCI World ex-USA Index, 18.9% of the Russell 2500 Index, 10.8% of the MSCI Emerging Markets Index, 5.0% of the John Hancock Real Asset Blended Index, 0.5% of the ICE BofA U.S. High Yield Index, 0.5% of the JPMorgan EMBI Global Index, and 4.0% of the ICE BofA Long U.S. STRIPS Index, and shows how the fund’s performance compares against the returns of similar investments. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A and Class C), Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time, or 888-972-8696 (Class I and Class R Suite) between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
Average annual total returns (%)—as of 12/31/20
(Multimanager Lifestyle Growth Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Growth Portfolio)
The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. The fund’s custom blended benchmark (the “John Hancock Lifestyle Growth Index”) comprises 37.2% of the S&P 500 Index, 13.7% of the MSCI World ex-USA Index, 16.0% of the Russell 2500 Index, 9.1% of the MSCI Emerging Markets Index, 4.0% of the John Hancock Real Asset Blended Index, 1.5% of the ICE Bank of America U.S. High Yield Index, 1.5% of the JPMorgan EMBI Global Index, 1.5% of the S&P/LSTA Leveraged Loan Index, 9.5% of the Bloomberg Barclays U.S. Aggregate Bond Index, 4.0% of the ICE Bank of America Long U.S. STRIPS Index, and 2.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A and Class C), Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time, or 888-972-8696 (Class I and Class R Suite) between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
Average annual total returns (%)—as of 12/31/20
(Multimanager Lifestyle Balanced Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Balanced Portfolio)
The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. The fund’s custom blended benchmark (the “John Hancock Lifestyle Balanced Index”) comprises 27.9% of the S&P 500 Index, 10.3% of the MSCI World ex-USA Index, 12.0% of the Russell 2500 Index, 6.8% of the MSCI Emerging Markets Index, 3.0% of the John Hancock Real Asset Blended Index, 3.0% of the ICE Bank of America U.S. High Yield Index, 3.0% of the JPMorgan EMBI Global Index, 3.0% of the S&P/LSTA Leveraged Loan Index, 21.0% of the Bloomberg Barclays U.S. Aggregate Bond Index, 6.0% of the ICE Bank of America Long U.S. STRIPS Index, and 4.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A and Class C), Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time, or 888-972-8696 (Class I and Class R Suite) between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
Average annual total returns (%)—as of 12/31/20
(Multimanager Lifestyle Moderate Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Moderate Portfolio)
The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. The fund’s custom blended benchmark (the “John Hancock Lifestyle Moderate Index”) comprises 18.6% of the S&P 500 Index, 6.8% of the MSCI World ex-USA Index, 8.0% of the Russell 2500 Index, 4.6% of the MSCI Emerging Markets Index, 2.0% of the John Hancock Real Asset Blended Index, 4.5% of the ICE Bank of America U.S. High Yield Index, 4.5% of the JPMorgan EMBI Global Index, 4.5% of the S&P/LSTA Leveraged Loan Index, 36.5% of the Bloomberg Barclays U.S. Aggregate Bond Index, 4.0% of the ICE Bank of America Long U.S. STRIPS Index, and 6.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A and Class C), Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time, or 888-972-8696 (Class I and Class R Suite) between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
Average annual total returns (%)—as of 12/31/20
(Multimanager Lifestyle Conservative Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Conservative Portfolio)
The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. The fund’s custom blended benchmark (the “John Hancock Lifestyle Conservative Index”) comprises 9.8% of the S&P 500 Index, 3.6% of the MSCI World ex-USA Index, 4.2% of the Russell 2500 Index, 2.4% of the MSCI Emerging Markets Index, 6.0% of the ICE Bank of America U.S. High Yield Index, 6.0% of the JPMorgan EMBI Global Index, 6.0% of the S&P/LSTA Leveraged Loan Index, 52.0% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 10.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A and Class C), Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time, or 888-972-8696 (Class I and Class R Suite) between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
Average annual total returns (%)—as of 12/31/20
(Multimanager Lifestyle Aggressive Portfolio - Class 1) | (Multimanager Lifestyle Aggressive Portfolio)
The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. The fund’s custom blended benchmark (the “John Hancock Lifestyle Aggressive Index”) comprises 44.1% of the S&P 500 Index, 16.2% of the MSCI World ex-USA Index, 18.9% of the Russell 2500 Index, 10.8% of the MSCI Emerging Markets Index, 5.0% of the John Hancock Real Asset Blended Index, 0.5% of the ICE BofA U.S. High Yield Index, 0.5% of the JPMorgan EMBI Global Index, and 4.0% of the ICE BofA Long U.S. STRIPS Index, and shows how the fund’s performance compares against the returns of similar investments. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.
Average annual total returns (%)—as of 12/31/20
(Multimanager Lifestyle Growth Portfolio - Class 1) | (Multimanager Lifestyle Growth Portfolio)
The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. The fund’s custom blended benchmark (the “John Hancock Lifestyle Growth Index”) comprises 37.2% of the S&P 500 Index, 13.7% of the MSCI World ex-USA Index, 16.0% of the Russell 2500 Index, 9.1% of the MSCI Emerging Markets Index, 4.0% of the John Hancock Real Asset Blended Index, 1.5% of the ICE Bank of America U.S. High Yield Index, 1.5% of the JPMorgan EMBI Global Index, 1.5% of the S&P/LSTA Leveraged Loan Index, 9.5% of the Bloomberg Barclays U.S. Aggregate Bond Index, 4.0% of the ICE Bank of America Long U.S. STRIPS Index, and 2.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.
Average annual total returns (%)—as of 12/31/20
(Multimanager Lifestyle Balanced Portfolio - Class 1) | (Multimanager Lifestyle Balanced Portfolio)
The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. The fund’s custom blended benchmark (the “John Hancock Lifestyle Balanced Index”) comprises 27.9% of the S&P 500 Index, 10.3% of the MSCI World ex-USA Index, 12.0% of the Russell 2500 Index, 6.8% of the MSCI Emerging Markets Index, 3.0% of the John Hancock Real Asset Blended Index, 3.0% of the ICE Bank of America U.S. High Yield Index, 3.0% of the JPMorgan EMBI Global Index, 3.0% of the S&P/LSTA Leveraged Loan Index, 21.0% of the Bloomberg Barclays U.S. Aggregate Bond Index, 6.0% of the ICE Bank of America Long U.S. STRIPS Index, and 4.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.
Average annual total returns (%)—as of 12/31/20
(Multimanager Lifestyle Moderate Portfolio - Class 1) | (Multimanager Lifestyle Moderate Portfolio)
The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. The fund’s custom blended benchmark (the “John Hancock Lifestyle Moderate Index”) comprises 18.6% of the S&P 500 Index, 6.8% of the MSCI World ex-USA Index, 8.0% of the Russell 2500 Index, 4.6% of the MSCI Emerging Markets Index, 2.0% of the John Hancock Real Asset Blended Index, 4.5% of the ICE Bank of America U.S. High Yield Index, 4.5% of the JPMorgan EMBI Global Index, 4.5% of the S&P/LSTA Leveraged Loan Index, 36.5% of the Bloomberg Barclays U.S. Aggregate Bond Index, 4.0% of the ICE Bank of America Long U.S. STRIPS Index, and 6.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.
Average annual total returns (%)—as of 12/31/20
(Multimanager Lifestyle Conservative Portfolio - Class 1) | (Multimanager Lifestyle Conservative Portfolio)
The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. The fund’s custom blended benchmark (the “John Hancock Lifestyle Conservative Index”) comprises 9.8% of the S&P 500 Index, 3.6% of the MSCI World ex-USA Index, 4.2% of the Russell 2500 Index, 2.4% of the MSCI Emerging Markets Index, 6.0% of the ICE Bank of America U.S. High Yield Index, 6.0% of the JPMorgan EMBI Global Index, 6.0% of the S&P/LSTA Leveraged Loan Index, 52.0% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 10.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.
Average annual total returns (%)—as of 12/31/20
(Multimanager Lifestyle Growth Portfolio - Class 5) | (Multimanager Lifestyle Growth Portfolio)
The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. The fund’s custom blended benchmark (the “John Hancock Lifestyle Growth Index”) comprises 37.2% of the S&P 500 Index, 13.7% of the MSCI World ex-USA Index, 16.0% of the Russell 2500 Index, 9.1% of the MSCI Emerging Markets Index, 4.0% of the John Hancock Real Asset Blended Index, 1.5% of the ICE Bank of America U.S. High Yield Index, 1.5% of the JPMorgan EMBI Global Index, 1.5% of the S&P/LSTA Leveraged Loan Index, 9.5% of the Bloomberg Barclays U.S. Aggregate Bond Index, 4.0% of the ICE Bank of America Long U.S. STRIPS Index, and 2.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.
Average annual total returns (%)—as of 12/31/20
(Multimanager Lifestyle Balanced Portfolio - Class 5) | (Multimanager Lifestyle Balanced Portfolio)
The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. The fund’s custom blended benchmark (the “John Hancock Lifestyle Balanced Index”) comprises 27.9% of the S&P 500 Index, 10.3% of the MSCI World ex-USA Index, 12.0% of the Russell 2500 Index, 6.8% of the MSCI Emerging Markets Index, 3.0% of the John Hancock Real Asset Blended Index, 3.0% of the ICE Bank of America U.S. High Yield Index, 3.0% of the JPMorgan EMBI Global Index, 3.0% of the S&P/LSTA Leveraged Loan Index, 21.0% of the Bloomberg Barclays U.S. Aggregate Bond Index, 6.0% of the ICE Bank of America Long U.S. STRIPS Index, and 4.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.
Average annual total returns (%)—as of 12/31/20
(Multimanager Lifestyle Moderate Portfolio - Class 5) | (Multimanager Lifestyle Moderate Portfolio)
The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. The fund’s custom blended benchmark (the “John Hancock Lifestyle Moderate Index”) comprises 18.6% of the S&P 500 Index, 6.8% of the MSCI World ex-USA Index, 8.0% of the Russell 2500 Index, 4.6% of the MSCI Emerging Markets Index, 2.0% of the John Hancock Real Asset Blended Index, 4.5% of the ICE Bank of America U.S. High Yield Index, 4.5% of the JPMorgan EMBI Global Index, 4.5% of the S&P/LSTA Leveraged Loan Index, 36.5% of the Bloomberg Barclays U.S. Aggregate Bond Index, 4.0% of the ICE Bank of America Long U.S. STRIPS Index, and 6.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.
Average annual total returns (%)—as of 12/31/20